JPMORGAN TRUST I
J.P. Morgan Income Funds	J.P. Morgan International Equity Funds
JPMorgan Inflation Managed Bond Fund	JPMorgan Global Natural Resources Fund
Prospectus dated April 30, 2010,	Prospectus dated November 18, 2010,
as supplemented	as supplemented

JPMorgan Asia Equity Fund
JPMorgan Emerging Markets Debt Fund	JPMorgan China Region Fund
JPMorgan Real Return Fund	JPMorgan Emerging Economies Fund
JPMorgan Strategic Income Opportunities Fund	JPMorgan Emerging Markets Equity Fund
JPMorgan Total Return Fund	JPMorgan Global Focus Fund
Prospectus dated July 1, 2010,	JPMorgan Global Equity Income Fund
as supplemented	JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan Multi-Sector Income Fund	JPMorgan International Opportunities Fund
Prospectus dated November 18, 2010,	JPMorgan International Opportunities Plus Fund
as supplemented	JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Credit Opportunities Fund	JPMorgan Intrepid European Fund
Prospectus dated November 23, 2010,	JPMorgan Intrepid International Fund
as supplemented	JPMorgan Latin America Fund
JPMorgan Russia Fund
J.P. Morgan Municipal Bond Funds	Prospectuses dated February 28, 2011,
JPMorgan California Tax Free Bond Fund	as supplemented
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund	J.P. Morgan Funds
Prospectus dated July 1, 2010,	JPMorgan Diversified Real Return Fund
as supplemented	JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
J.P. Morgan Tax Aware Funds	Prospectuses dated February 28, 2011,
JPMorgan Tax Aware High Income Fund	as supplemented
Prospectus dated July 1, 2010,
as supplemented	JPMorgan Alternative Strategies Fund
Prospectus dated June 2, 2010,
JPMorgan Tax Aware Income Opportunities Fund	as supplemented
Prospectus dated February 24, 2011,
as supplemented	J.P. Morgan Specialty Funds
Highbridge Dynamic Commodities Strategy Fund
JPMorgan Tax Aware Equity Fund	Highbridge Statistical Market Neutral Fund
JPMorgan Tax Aware Real Return Fund	JPMorgan International Realty Fund
Prospectus dated February 28, 2011,	JPMorgan Research Market Neutral Fund
as supplemented	JPMorgan Research Equity Long/Short Fund
Prospectuses dated February 28, 2011,
J.P. Morgan International Funds	as supplemented
JPMorgan International Currency Income Fund
Prospectus dated February 28, 2011,	JPMorgan Growth Long/Short Fund
as supplemented	Prospectus dated November 18, 2011

JPMorgan SmartRetirement Funds	JPMorgan Multi-Cap Long/Short Fund
JPMorgan SmartRetirement Income Fund®	Prospectus dated November 18, 2011
JPMorgan SmartRetirement 2010 Fundsm
JPMorgan SmartRetirement 2015 Fundsm	JPMORGAN TRUST II
JPMorgan SmartRetirement 2020 Fundsm
JPMorgan SmartRetirement 2025 Fundsm	J.P. Morgan Income Funds
JPMorgan SmartRetirement 2030 Fundsm	JPMorgan Core Bond Fund
JPMorgan SmartRetirement 2035 Fundsm	JPMorgan Core Plus Bond Fund
JPMorgan SmartRetirement 2040 Fundsm	JPMorgan Government Bond Fund
JPMorgan SmartRetirement 2045 Fundsm	JPMorgan High Yield Fund
JPMorgan SmartRetirement 2050 Fundsm	JPMorgan Mortgage-Backed Securities Fund
Prospectus dated November 1, 2010,	JPMorgan Short Duration Bond Fund
as supplemented	JPMorgan Treasury & Agency Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Access Funds	Prospectus dated July 1, 2010,
JPMorgan Access Balanced Fund	as supplemented
JPMorgan Access Growth Fund
Prospectus dated November 1, 2010,	J.P. Morgan Municipal Bond Funds
as supplemented	JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
J.P. Morgan U.S. Equity Funds	JPMorgan Municipal Income Fund
JPMorgan Disciplined Equity Fund	JPMorgan Ohio Municipal Bond Fund
JPMorgan Diversified Fund	JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Dynamic Growth Fund	JPMorgan Tax Free Bond Fund
JPMorgan Dynamic Small Cap Growth Fund	Prospectus dated July 1, 2010,
JPMorgan Growth and Income Fund	as supplemented
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund	J.P. Morgan Specialty Funds
JPMorgan Intrepid Multi Cap Fund	JPMorgan U.S. Real Estate Fund
JPMorgan Intrepid Value Fund	Prospectus dated December 31, 2010,
JPMorgan Mid Cap Equity Fund	as supplemented
JPMorgan Multi-Cap Long/Short Fund
JPMorgan Small Cap Equity Fund	J.P. Morgan U.S. Equity Funds
JPMorgan U.S. Dynamic Plus Fund	JPMorgan Equity Income Fund
JPMorgan U.S. Equity Fund	JPMorgan Equity Index Fund
JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan Intrepid Mid Cap Fund
JPMorgan U.S. Large Cap Value Plus Fund	JPMorgan Large Cap Growth Fund
JPMorgan U.S. Research Equity Plus Fund	JPMorgan Large Cap Value Fund
JPMorgan U.S. Small Company Fund	JPMorgan Market Expansion Index Fund
JPMorgan Value Advantage Fund	JPMorgan Mid Cap Growth Fund
JPMorgan Value Discovery Fund	JPMorgan Multi-Cap Market Neutral Fund
Prospectuses dated November 1, 2010,	JPMorgan Small Cap Growth Fund
as supplemented	JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2010,
JPMorgan Mid Cap Core Fund	as supplemented
Prospectus dated November 29, 2010
J.P. MORGAN FLEMINGMUTUAL FUND GROUP, INC.
J.P. Morgan Investor Funds
JPMorgan Investor Growth Fund	J.P. Morgan U.S. Equity Funds
JPMorgan Investor Growth & Income Fund	JPMorgan Mid Cap Value Fund
JPMorgan Investor Balanced Fund	Prospectus dated November 1, 2010,
JPMorgan Investor Conservative Growth Fund	as supplemented
Prospectus dated November 1, 2010,
as supplemented	JPMORGAN VALUE OPPORTUNITIES
FUND, INC.
J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund	J.P. Morgan U.S. Equity Funds
Prospectus dated February 28, 2011,	JPMorgan Value Opportunities Fund
as supplemented	Prospectus dated November 1, 2010,
as supplemented
J.P. MORGAN MUTUAL FUND GROUP
UNDISCOVERED MANAGERS FUNDS
J.P. Morgan Income Funds	Undiscovered Managers Behavioral Growth Fund
JPMorgan Short Term Bond Fund II	Undiscovered Managers Behavioral Value Fund
Prospectus dated July 1, 2010,	JPMorgan Realty Income Fund
as supplemented	Prospectus dated December 31, 2010,
as supplemented
J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds
JPMorgan Growth Advantage Fund
Prospectus dated November 1, 2010,
as supplemented

(Class A Shares)
Supplement dated May 13, 2011
to the Prospectuses as dated above, as supplemented

Effective June 17, 2011, the Funds will no longer waive the Class A Sales Charge for purchases made by a charitable organization as defined for purposes of Section 501(c)(3) of the Internal Revenue Code of 1986, as amended, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization. To reflect this, item 12 in the section titled “Sales Charges — Waiver of the Class A Sales Charge” in “How to Do Business with the Funds” is deleted in its entirety. In addition, item 13 in the same section, which is the last item in the section, is renumbered as item 12.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE